Summary of Significant Accounting Policies - Accumulated Other Comprehensive Income (Loss) (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Foreign exchange contracts [Member]
Accumulated Comprehensive Income Loss [Line Items]
Net gain (loss) arising during the period, taxes	$ 1.0	$ (1.0)	$ (0.2)
Reclassification adjustments into cost of goods sold, taxes	1.3	(1.4)	(0.5)
Interest Rate Swap [Member]
Accumulated Comprehensive Income Loss [Line Items]
Unrealized loss on interest rate swap, taxes	0.5
Pension adjustments [Member]
Accumulated Comprehensive Income Loss [Line Items]
Actuarial loss arising during the period, taxes	16.0	17.0	2.1
Amortization of prior actuarial losses, taxes	(7.3)	(4.2)	(3.5)
Amortization of prior service cost included in net periodic benefit costs, taxes	$ (0.1)	$ (0.1)	$ (0.1)